Income tax and social contribution (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Provision for labor, tax and civil risk	R$ 12,583	R$ 10,428	R$ 10,885
Allowance for doubtful accounts	2,160	2,181	1,610
Tax losses and negative basis of social contribution tax	13,039	11,728	5,277
Provision for compensation or renegotiation from acquisitions	52,837	13,615	6,277
Goodwill impairment	33,059	0	0
Other temporary differences	3,975	4,026	1,041
Total deferred tax assets	117,653	41,978	25,090
Deferred Tax liabilities
Goodwill	(26,785)	(26,785)	(25,879)
Customer portfolio and platform	901	(14,673)	(22,005)
Total deferred tax liabilities	(25,884)	(41,458)	(47,884)
Net deferred tax	91,769	520	(22,794)
Deferred taxes - assets	91,769	2,276	390
Deferred taxes - liabilities	R$ 0	R$ (1,756)	R$ (23,184)